Balance Sheet Details (Composition of Property and Equipment) (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, gross	$ 11,620,000	$ 11,143,000
Less: accumulated depreciation and amortization	(9,090,000)	(7,894,000)
Property and equipment, net	2,530,000	3,249,000
Furniture and Fixtures [Member]
Property, plant and equipment, gross	627,000	627,000
Leasehold Improvements [Member]
Property, plant and equipment, gross	$ 3,325,000	3,266,000
AmpliPhi Biosciences Corporation [Member]
Property, plant and equipment, gross		2,031,000	$ 1,986,000
Less: accumulated depreciation and amortization		(1,528,000)	(1,170,000)
Property and equipment, net		503,000	816,000
AmpliPhi Biosciences Corporation [Member] | Laboratory Equipment [Member]
Property, plant and equipment, gross		1,771,000	1,727,000
AmpliPhi Biosciences Corporation [Member] | Office and Computer Equipment [Member]
Property, plant and equipment, gross		72,000	71,000
AmpliPhi Biosciences Corporation [Member] | Leasehold Improvements [Member]
Property, plant and equipment, gross		188,000	188,000
C3J [Member]
Property, plant and equipment, gross		11,143,000	10,784,000
Less: accumulated depreciation and amortization		(7,894,000)	(6,962,000)
Property and equipment, net		3,249,000	3,822,000
C3J [Member] | Laboratory Equipment [Member]
Property, plant and equipment, gross		6,990,000	6,655,000
C3J [Member] | Furniture and Fixtures [Member]
Property, plant and equipment, gross		627,000	627,000
C3J [Member] | Office and Computer Equipment [Member]
Property, plant and equipment, gross		260,000	236,000
C3J [Member] | Leasehold Improvements [Member]
Property, plant and equipment, gross		$ 3,266,000	$ 3,266,000